OTHER INCOME AND EXPENSE - Other income (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2024 $ / $	Dec. 31, 2024	Dec. 31, 2023 COP ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023	Dec. 31, 2022 COP ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Share of profit of equity accounted investees, net of tax	$ 378,396			$ 371,397			$ 372,777
Net gain (loss) on sale of debt and equity securities	150,169			108,773			(134,699)
Dividends	148,452			126,274			119,888
Gains on sale of properties, plant and equipment	81,149			360,728			142,149
Net gain on asset valuation	26,999			74,886			50,463
Gains on the sale of non-current assets held for sale	23,597			48,589			10,487
Foreign exchange gains (losses), net	(454,818)			2,253,925			(1,825,718)
Other income	536,724			406,734			416,082
Total other income	$ 890,668			$ 3,751,306			(848,571)
Variation		587.1	587.1		(988.15)	(988.15)		829.04	829.04
BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Other income							$ 137,427